SHARE OF PROFIT / (LOSS) FROM ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2025
SHARE OF PROFIT / (LOSS) FROM ASSOCIATES [Abstract]
Profit (Loss) from Associates
	2025	2024	2023
EGS (liquidated)	-	-	(6,245)
TGU (liquidated)	-	(76,655)	(43,793)
Link	3,727,703	397,371	(37,045)
Total	3,727,703	320,716	(87,083)